S000004349 [Member] Investment Strategy - iShares Select U.S. REIT ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of up to 30 relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry, as determined by Cohen & Steers Capital Management, Inc. (the “Index Provider” or “Cohen & Steers”). REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, capital structure, and property sector and geographic diversification. Constituents also must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each constituent’s outstanding shares and is adjusted quarterly so that no constituent represents more than 8% of the Underlying Index. Additionally, at the quarterly rebalance, the Underlying Index uses a capping methodology to cap at 45% the aggregate weight of all constituents that individually exceed 4.5% of the index weight. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. As of April 30, 2025, a significant portion of the Underlying Index is represented by REITs. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Cohen & Steers Capital Management, Inc. (the “Index Provider” or “Cohen & Steers”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.